Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000006359 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.42%
C000006359 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000006359 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006359 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.39%
C000006359 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006359 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000006359 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000006359 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006359 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006359 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.42%
C000006361 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000006361 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006361 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.39%
C000006361 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006361 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000006361 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000006361 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006361 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006361 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.42%
C000006362 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000006362 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006362 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.39%
C000006362 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006362 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000006362 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000006362 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006362 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006362 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000006363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.42%
C000006363 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000006363 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000006363 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.39%
C000006363 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000006363 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000006363 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000006363 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006363 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000006363 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000190626 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.42%
C000190626 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000190626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000190626 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.39%
C000190626 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
C000190626 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000190626 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000190626 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000190626 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000190626 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000212989 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212989 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.43%
C000212989 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	81.92%
C000212989 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000212989 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
C000212989 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.76%
C000212989 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000212989 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000212989 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000212989 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000212989 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000212989 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000212989 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
C000212988 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212988 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	15.43%
C000212988 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	81.92%
C000212988 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000212988 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
C000212988 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.76%
C000212988 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000212988 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000212988 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000212988 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%
C000212988 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000212988 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000212988 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%